Long-Term Debt - Weighted-Average Interest Rates (Table) (Details)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Weighted-average interest rates on the executed loans	4.21%	3.47%	2.71%